Provisions for pensions and similar obligations (Tables)	12 Months Ended
Dec. 31, 2021
Funding status of the defined benefit obligations

The funding status of the defined benefit obligations in 2021 and in the last 2 years are as follows:

	2021	2020	2019

Present value of the obligations - Post-employment plans:
To current employees	320,202	478,837	687,786
Vested obligations to retired employees	26,183,758	28,202,580	27,369,696
	26,503,960	28,681,417	28,057,482

Less:
Fair value of plan assets	28,321,826	28,634,891	25,822,890
Unrecognized assets (1)	(3,645,083)	(2,762,220)	(1,346,547)
Provisions – Post-employment plans, net	1,827,217	2,808,746	3,581,139

Present value of the obligations - Other similar obligations:
To current employees	97,004	135,902	204,439
Vested obligations to retired employees	5,026,865	5,782,124	6,047,368
	5,123,869	5,918,026	6,251,807

Less:
Fair value of plan assets	5,096,262	5,398,667	5,222,517
Unrecognized assets (1)	(585,495)	(240,010)	-
Provisions – Other similar obligations, net	613,101	759,370	1,029,290

Total provisions for pension plans, net	2,440,318	3,568,115	4,610,429
Of which:
Actuarial provisions	2,728,126	3,929,265	4,960,620
Actuarial assets (note 15)	287,808	361,149	350,191
(1)	Refers to fully funded surplus plans Banesprev I and III, Sanprev I,II and III and Bandeprev.

amounts recognized in the consolidated income statement in relation to the aforementioned defined benefit obligations

The amounts recognized in the consolidated income statement in relation to the aforementioned defined benefit obligations are as follows:

Post-Employment Plans
	2021	2020	2019

Staff costs - Current service costs (note 39)	1,799	4,186	2,774
Interest and similar income and expenses - Interest cost (net) (notes 31 and 32)	(81,681)	108,268	149,232
Interest and similar income and expenses - Interest on unrecognized assets (notes 31 and 32)	252,608	97,291	100,346
Other movements - Extraordinary charges	2,117	16,786	(1,101)
Total	174,843	226,532	251,251

Amounts recognized in the consolidated income statement in relation to defined benefit obligations - Other Similar Obligations

Other Similar Obligations
	2021	2020	2019

Staff costs - Current service costs (note 39)	6,820	5,860	8,142
Interest and similar income and expenses - Interest cost (net) (notes 31 and 32)	14,985	71,374	61,845
Interest and similar income and expenses - Interest on unrecognized assets (notes 31 and 32)	31,500	-	3,173
Other movements - Extraordinary charges(2)	(135)	(142)	22,624
Total	53,170	77,092	95,784

changes in the present value of the accrued defined benefit obligations

The changes in the present value of the accrued defined benefit obligations were as follows:

	Post-Employment Plans
	2021	2020	2019

Present value of the obligations at beginning of year	28,681,417	28,057,482	24,013,207
Current service cost (Note 39)	1,799	4,186	2,774
Interest cost	1,971,031	1,940,515	2,087,484
Benefits paid	(2,159,866)	(2,060,960)	(1,960,103)
Actuarial (gains)/losses	(1,992,512)	722,261	3,908,350
Others	2,091	17,933	5,770
Present value of the obligations at end of year	26,503,960	28,681,417	28,057,482

changes in the fair value of the plan assets

	Other Similar Obligations
	2021	2020	2019

Present value of the obligations at beginning of year	5,918,026	6,251,807	4,789,072
Current service cost (Note 39)	6,820	5,860	8,142
Interest cost	417,536	448,836	443,837
Benefits paid	(373,341)	(337,742)	(378,782)
Actuarial (gains)/losses	(845,173)	(450,735)	1,366,837
Other	-	-	22,701
Present value of the obligations at end of year	5,123,869	5,918,026	6,251,807

The changes in the fair value of the plan assets were as follows:

	Post-Employment Plans
	2021	2020	2019

Fair value of plan assets at beginning of year	28,634,891	25,822,890	22,708,990
Interest (Expense) Income	2,052,712	1,832,247	1,938,252
Remeasurement - Actual return (loss) on plan assets excluding the amounts included in net interest expense	(791,317)	2,994,598	3,087,544
Contributions/(surrenders)	589,006	49,716	51,807
Of which:
By the Bank	585,437	44,970	44,752
By plan participants	3,569	4,746	7,055
Benefits paid	(2,159,866)	(2,060,960)	(1,960,103)
Exchange differences and other items	(3,600)	(3,600)	(3,600)
Fair value of plan assets at end of year	28,321,826	28,634,891	25,822,890

changes in the fair value of the plan assets

The changes in the fair value of the plan assets were as follows:

	Post-Employment Plans
	2021	2020	2019

Fair value of plan assets at beginning of year	28,634,891	25,822,890	22,708,990
Interest (Expense) Income	2,052,712	1,832,247	1,938,252
Remeasurement - Actual return (loss) on plan assets excluding the amounts included in net interest expense	(791,317)	2,994,598	3,087,544
Contributions/(surrenders)	589,006	49,716	51,807
Of which:
By the Bank	585,437	44,970	44,752
By plan participants	3,569	4,746	7,055
Benefits paid	(2,159,866)	(2,060,960)	(1,960,103)
Exchange differences and other items	(3,600)	(3,600)	(3,600)
Fair value of plan assets at end of year	28,321,826	28,634,891	25,822,890

Changes in the fair value of the plan assets - Other Similar Obligations

	Other Similar Obligations
	2021	2020	2019

Fair value of plan assets at beginning of year	5,398,667	5,222,517	4,157,251
Interest (Expense) Income	402,551	377,462	381,992
Remeasurement - Actual return (loss) on plan assets excluding the amounts included in net interest expense	(521,100)	(34,409)	915,626
Contributions/(surrenders)	151,926	132,416	107,037
Of which:
By the Bank	151,926	132,416	107,037
Benefits paid	(335,781)	(299,319)	(339,389)
Fair value of plan assets at end of year	5,096,263	5,398,667	5,222,517

Opening of gains (losses) Actuarial from experience, financial assumptions and demographic hypotheses

Breakdown of gains (losses) actuarial by experience, financial assumptions and demographic hypotheses:

			Post-Employment Plans
	2021	2020	2019
Experience Plan	(2,640,120)	(807,895)	(446,444)
Changes in Financial Assumptions	4,632,632	85,634	(2,615,119)
Changes in Financial Demographic	-	-	1,228
Gain (Loss) Actuarial - Obligation	1,992,512	(722,261)	(3,060,335)
Return on Investment, Return Unlike Implied Discount Rate	(791,317)	2,994,598	2,624,960
Gain (Loss) Actuarial - Asset	(791,317)	2,994,598	2,624,960
Changes in Surplus / Deficit Uncollectible	(630,255)	(1,318,382)	(164,428)

Opening of gains (losses) Actuarial from experience, financial assumptions and demographic hypotheses - Other Similar Obligations

			Other Similar Obligations
	2021	2020	2019
Experience Plan	(290,878)	289,237	(209,175)
Changes in Financial Assumptions	1,136,497	182,120	(1,157,662)
Changes in Financial Demographic	(446)	(20,621)	-
Gain (Loss) Actuarial - Obligation	845,173	450,735	(1,366,837)
Return on Investment, Return Unlike Implied Discount Rate	(521,100)	(34,409)	915,626
Gain (Loss) Actuarial - Asset	(521,100)	(34,409)	915,626
Changes in Surplus Uncollectible	(313,984)	(240,010)	71,698

experience adjustments arising from plan assets and liabilities

The experience adjustments arising from plan assets and liabilities are shown bellow:

	Post - Employment Plans
	2021	2020	2019

Experience in Net Assets Adjustments	(791,317)	2,994,598	2,624,960

	Other Similar Obligations
	2021	2020	2019

Experience in Net Assets Adjustments	(521,100)	(34,409)	915,626

amounts of actuarial obligation of defined benefit plans not covered and defined benefit plans partially or totally covered

The amounts of actuarial obligation of defined benefit plans not covered and defined benefit plans partially or totally covered are shown below:

2021	2020	2019

613,101	759,370	815,929
31,014,727	33,840,073	33,493,360

main categories of plan assets as a percentage of total plan assets	The main categories of plan assets as a percentage of total plan assets are as follows:
	2021	2020	2019

Debt instruments	96.68%	97.41%	92.92%
Properties	0.17%	0.17%	0.26%
Other	3.15%	2.45%	6.82%

estimated benefits payable

The following table shows the estimated benefits payable for the next ten years from December 31, 2021:

2022	2,511,841
2023	2,561,598
2024	2,608,572
2025	2,651,957
2026	2,691,303
2027 to 2031	13,884,478
Total	26,909,749

change of one percentage point in the medical care cost rates

Assumptions about the rates related to medical care costs have a significant impact on the amounts recognized in income. The change of one percentage point in the medical care cost rates would have the effects as follows:

						Sensitivity
		2021		2020		2019
	Current Service Cost and Interest	Present Value of Obligations	Current Service Cost and Interest	Present Value of Obligations	Current Service Cost and Interest	Present Value of Obligations
Discount Rate
(+)0,5%	(25,444)	(305,114)	(28,711)	(402,547)	(31,672)	(440,072)
(-)0,5%	28,133	337,349	32,099	450,049	35,572	494,257
Boards of Mortality
Applied (+) 2 years	(44,619)	(535,039)	(47,637)	(667,904)	(51,720)	(718,632)
Applied (-) 2 years	47,934	574,793	54,226	760,289	56,687	787,636
Cost of Medical Care
(+)0,5%	31,280	375,089	34,718	486,769	38,388	533,380
(-)0,5%	(28,762)	(344,891)	(31,637)	(443,569)	(35,060)	(487,146)

ration of the actuarial liabilities of the plans sponsored

The following table shows the duration of the actuarial liabilities of the plans sponsored by Banco Santander:

Plans	Post - Employment Plans

Duration (in years)
Banesprev Plans I	12.57
Banesprev Plans II	12.92
Banesprev Plans III	11.54
Banesprev Plans IV	14.82
Banesprev Plans V	9.51
Banesprev Pre-75	10.45
Sanprev I	6.79
Sanprev II	12.76
Sanprev III	11.06
Bandeprev Basic	10.53
Bandeprev Special I	7.23
Bandeprev Special II	6.46
SantanderPrevi	8.11
CACIBAN / DAB / DCA	7.27/ 5.93/ 6.47

Duration of the actuarial liabilities of the plans sponsored - Other Similar Obligations

Plans	Other Similar Obligations

Cabesp	16.03
Bandepe	18.03
Free Clinic	12.28
Lifetime officers	9.36
Health officers	30.28
Circulars (1)	11.62 E 12.97
Life Insurance	8.04

(1) The duration 12.15 refers to the plan of Former Employees of Banco ABN Amro and 11.93 to the plan of Former Employees of Banco Real.

Actuarial Assumptions Adopted in Calculations

Actuarial Assumptions Adopted in Calculations

		2021		2020		2019
	Pension	Health	Pension	Health	Pension	Health
Nominal Discount Rate for Actuarial Obligation	8.4%	8.4%	6.8%	7.1%	7.1%	7.2%
Rate Calculation of Interest Under Assets to the Next Year	8.4%	8.4%	6.8%	7.1%	7.1%	7.2%
Estimated Long-term Inflation Rate	3.0%	3.0%	3.3%	3.3%	3.5%	3.5%
Estimated Salary Increase Rate	3.5%	N/A	3.8%	N/A	4.0%	4.0%
Mortality tables	AT2000	AT2000	AT2000	AT2000	AT2000	AT2000